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                                                    streetTRACKS(R) Series Trust
                                                              One Lincoln Street
                                                                Boston, MA 02111

November 1, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: streetTRACKS(R) Series Trust
    File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 13 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2005.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3966.

Sincerely,


/s/ Scott M. Zoltowski
-------------------------------------
Scott M. Zoltowski
Assistant Secretary

CC: Stuart Strauss